Accrued liabilities (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Payables and Accruals [Abstract]
Audit fees	$ 260	$ 350
Legal fees	2,075	136
Other professional fees	1,580	1,686
Vessel operating and voyage expenses	14,984	23,992
Loan and interest rate swaps interest and financing fees	12,402	7,570
Income tax	71	250
Total Accrued Liabilities	$ 31,372	$ 33,984